UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number (811-07678)
American Municipal Income Portfolio Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)
Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)
800-677-3863
Registrant’s telephone number, including area code
Date of fiscal year end: 08/31/10
Date of reporting period: 11/30/09

Item 1. Schedule of Investments.
Schedule of Investments (unaudited)

American Municipal Income Portfolio (XAA)	November 30, 2009
(Percentages of each investment category relate to total net assets applicable to outstanding common shares)

		FAIR
DESCRIPTION	PAR	VALUE ¶

Municipal Long-Term Investments — 150.1%
Alabama — 1.0%
Revenue Bond — 1.0%
Camden Industrial Development Board, Weyerhaeuser, Series B (AMT) (Prerefunded 12/1/13 @ 100), 6.38%, 12/1/24 à	$650,000	$754,871

Arizona — 9.3%
Revenue Bonds — 5.5%
Maricopa County Industrial Development Authority, Health Facilities, Catholic Healthcare West, Series A, 5.25%, 7/1/32	2,000,000	1,943,240
Mohave County Industrial Development Authority, Correctional Facilities Contract, Mohave Prison Expansion Project, 8.00%, 5/1/25	1,500,000	1,688,070
Pima County Industrial Development Authority, Education, American Charter Schools Foundation, Series A, 5.50%, 7/1/26	780,000	636,464

		4,267,774

General Obligation — 3.8%
Pima County Unified School District Number 1, Tucson (FGIC) (NATL), 8.38%, 7/1/13	2,450,000	3,001,275

		7,269,049

California — 5.1%
Revenue Bonds — 2.5%
Pollution Control Financing Authority, Solid Waste Disposal, Waste Management Incorporated Project (AMT),
5.40%, 4/1/25, Series A-2	1,000,000	962,590
5.00%, 7/1/27, Series B	500,000	457,790
State Communities Development Authority, Henry Mayo Newhall Memorial Hospital (CMI), 5.00%, 10/1/27	500,000	460,565
Ventura County Area Housing Authority, Mira Vista Senior Apartments, Series A (AMBAC) (AMT), 5.00%, 12/1/22	100,000	87,367

		1,968,312

General Obligation — 2.6%
Los Rios Community College District, Series D, 5.38%, 8/1/34	2,000,000	2,018,620

		3,986,932

Colorado — 11.8%
Revenue Bonds — 11.8%
State Health Facilities Authority, Covenant Retirement Communities, Series B, 6.13%, 12/1/33	1,000,000	945,470
State Health Facilities Authority, Evangelical Lutheran,
5.90%, 10/1/27	650,000	658,385
5.00%, 6/1/29	1,000,000	913,830
State Health Facilities Authority, RMK Health Facilities, Series B (FSA), 5.25%, 3/1/36	2,000,000	1,966,260
State Health Facilities Authority, Valley View Hospital Association, 5.50%, 5/15/28	750,000	728,820
State Health Facilities Authority, Volunteers of America Care, Series A, 5.00%, 7/1/15	280,000	264,197
State Housing & Finance Authority, Multifamily Housing Project, Series A-3, Class II (AMT), 5.70%, 10/1/42	2,745,000	2,760,235
State Housing & Finance Authority, Disposal Waste Management Incorporated Project (AMT), 5.70%, 7/1/18	1,000,000	1,015,540
Water Reserve & Power Development Authority, Clean Water, Series A, 5.90%, 9/1/16	25,000	25,114

		9,277,851

Florida — 6.2%
Revenue Bonds — 6.2%
Miami-Dade County Educational Facilities Authority, University of Miami, Series A, 5.20%, 4/1/24	1,000,000	1,035,930
Palm Beach County Health Facilities Authority, Abbey Delray South, 5.45%, 10/1/15	1,100,000	1,122,385
Palm Beach County Health Facilities Authority, ACTS Retirement — Lifecomm, Series A, 4.50%, 11/15/36	2,120,000	1,630,259
Palm Beach County Health Facilities Authority, Waterford Project, 5.88%, 11/15/37	1,300,000	1,100,645

		4,889,219

American Municipal Income Portfolio   2009 Quarterly Report

Schedule of Investments (unaudited)
American Municipal Income Portfolio (XAA)

		FAIR
DESCRIPTION	PAR	VALUE ¶

Georgia — 3.2%
Revenue Bonds — 3.2%
Cartersville Development Authority, Anheuser Busch Project (AMT), 5.50%, 3/1/44	$2,000,000	$1,809,700
Fulton County Development Authority, Maxon Atlantic Station, Series A (AMT) (Mandatory Put 3/1/15 @ 100), 5.13%, 3/1/26	700,000	664,678

		2,474,378

Illinois — 7.8%
Revenue Bonds — 5.8%
State Finance Authority, Clare at Water Tower Project, Series A, 6.00%, 5/15/25 ¥	625,000	313,856
State Finance Authority, Franciscan Communities, Series A, 5.50%, 5/15/37	925,000	619,639
State Finance Authority, Landing at Plymouth Place Project, 6.00%, 5/15/37	700,000	548,457
State Finance Authority, Roosevelt University, 5.50%, 4/1/37	700,000	606,193
State Finance Authority, Roosevelt University Project, 6.25%, 4/1/29 «	500,000	497,725
State Finance Authority, Rush University Medical Center, Series B (NATL), 5.25%, 11/1/35	1,000,000	934,270
State Finance Authority, Three Crowns Park Plaza, Series A, 5.88%, 2/15/26	500,000	450,400
State Health Facility Authority, Lutheran General Hospital, Series C, 7.00%, 4/1/14	490,000	562,466

		4,533,006

General Obligation — 2.0%
McCook, 5.20%, 12/1/30	1,500,000	1,555,650

		6,088,656

Indiana — 4.8%
Revenue Bonds — 4.8%
State Health & Educational Facilities Financing Authority, Sisters of St. Francis (FSA),
5.25%, 11/1/25	475,000	499,040
5.25%, 11/1/29	530,000	543,753
State Health Facility Authority, Columbus Regional Hospital (FSA), 7.00%, 8/15/15	2,360,000	2,695,262

		3,738,055

Iowa — 2.5%
Revenue Bonds — 2.5%
Sheldon Health Care Facilities, Northwest Iowa Health Center Project, 6.15%, 3/1/16	1,000,000	1,001,730
State Finance Authority, Friendship Haven Project, Series A, 6.13%, 11/15/32	800,000	670,600
State Higher Education Loan Authority, Wartburg College (ACA) (Prerefunded 10/1/12 @ 100), 5.50%, 10/1/33 à	250,000	281,227

		1,953,557

Kansas — 3.2%
Revenue Bonds — 3.2%
Olathe Health Facilities, Olathe Medical Center, 5.00%, 9/1/29	1,000,000	987,560
State Development Finance Authority, Hospital, Adventist Health, 5.50%, 11/15/29	1,500,000	1,546,365

		2,533,925

Kentucky — 3.2%
Revenue Bond — 3.2%
Louisville & Jefferson County Metropolitan Government, College, Bellarmine University, 6.00%, 5/1/38	2,500,000	2,508,025

Louisiana — 1.1%
Revenue Bond — 1.1%
Rapides Finance Authority, Cleco Power LLC Project (AMBAC) (AMT), 4.70%, 11/1/36	1,000,000	825,100

Maryland — 3.0%
General Obligation — 3.0%
Maryland State, 2nd Series, 5.00%, 7/15/20	2,000,000	2,317,900

Massachusetts — 4.9%
Revenue Bonds — 4.9%
State Development Financing Agency, Adventcare Project, Series A, 6.75%, 10/15/37	650,000	552,805
State Development Financing Agency, Education Facility, Academy of the Pacific Rim, Series A (ACA), 5.13%, 6/1/31	1,825,000	1,312,449
State Development Financing Agency, Senior Living Facility, Groves — Lincoln, Series A, 7.88%, 6/1/44	1,000,000	973,790
State Health & Educational Facilities Authority, Suffolk University, Series A, 5.75%, 7/1/39	1,000,000	976,330

		3,815,374

American Municipal Income Portfolio    2009 Quarterly Report

Schedule of Investments (unaudited)
American Municipal Income Portfolio (XAA)

		FAIR
DESCRIPTION	PAR	VALUE ¶

Michigan — 1.6%
Revenue Bond — 1.6%
State Strategic Fund, Michigan House of Representatives, Series A (AGTY), 5.25%, 10/15/23	$1,165,000	$1,258,911

Minnesota — 7.8%
Revenue Bonds — 7.8%
Cuyuna Range Hospital District,
5.00%, 6/1/29	1,000,000	895,470
5.50%, 6/1/35	1,000,000	818,710
Glencoe Health Care Facilities, Regional Health Services Project (Prerefunded 4/1/11 @ 101), 7.50%, 4/1/31 à	900,000	991,566
Maplewood Multifamily, Carefree Cottages II (AMT) (FNMA) (Mandatory Put 4/15/19 @ 100), 4.80%, 4/15/34	1,000,000	1,005,830
Marshall Medical Center, Avera Marshall Regional Medical Center Project, Series A (Prerefunded 11/1/13 @ 100), 6.00%, 11/1/28 à	500,000	503,260
St. Paul Housing and Redevelopment Authority, Health East Project, 5.00%, 11/15/17	1,400,000	1,300,656
State Agricultural & Economic Development Board, Fairview Health Care System, 6.38%, 11/15/29	30,000	30,579
Worthington Housing Authority, Meadows Worthington Project, Series A, 5.25%, 11/1/28	675,000	583,193

		6,129,264

Mississippi — 3.0%
General Obligations — 3.0%
State Development Bank Special Obligation, Jackson,
5.50%, 1/1/23	1,325,000	1,437,267
5.80%, 1/1/24	850,000	933,887

		2,371,154

Missouri — 2.9%
Revenue Bonds — 2.9%
Boone County, Boone Hospital Center, 5.63%, 8/1/38	1,500,000	1,479,900
North Central Regional Water System, 5.00%, 1/1/37	1,000,000	822,010

		2,301,910

Montana — 0.6%
Revenue Bond — 0.6%
Forsyth Pollution Control, Northwestern Corporation (AMBAC), 4.65%, 8/1/23	500,000	477,540

Nebraska — 7.2%
Revenue Bonds — 7.2%
Central Plains Energy Project, Series A, 5.25%, 12/1/21	1,750,000	1,680,017
University of Nebraska, Omaha Health & Recreation Project,
5.00%, 5/15/33	1,250,000	1,282,925
5.00%, 5/15/38	2,600,000	2,646,592

		5,609,534

New Hampshire — 0.7%
Revenue Bond — 0.7%
State Health and Education Facilities Authority, Speare Memorial Hospital, 5.88%, 7/1/34	600,000	552,858

New Mexico — 1.3%
Revenue Bonds — 1.3%
State Mortgage Finance Authority,
6.88%, 1/1/25 Series A, (FHA) (FMHA) (VA)	450,000	471,069
6.50%, 7/1/25 Series C, (FNMA) (GNMA)	315,000	328,869
6.75%, 7/1/25 Series B, (FNMA) (GNMA)	230,000	238,395

		1,038,333

North Carolina — 3.9%
Revenue Bonds — 2.6%
State Capital Facilities Finance Agency, Meredith College, 6.13%, 6/1/35	1,500,000	1,483,785
State Commission Medical Care Health Care Facilities, Upper Valley Medical Center, Pennybyrn at Maryfield, Series A, 6.00%, 10/1/23	700,000	566,916

		2,050,701

American Municipal Income Portfolio     2009 Quarterly Report

Schedule of Investments(unaudited)
American Municipal Income Portfolio (XAA)

		FAIR
DESCRIPTION	PAR	VALUE ¶

General Obligation — 1.3%
Mecklenburg County Public Improvement, Series B, 4.00%, 2/1/23	$1,000,000	$1,043,680

		3,094,381

Ohio — 4.1%
Revenue Bonds — 4.1%
Miami County Hospital Facilities, Upper Valley Medical Center, 5.25%, 5/15/26	1,000,000	1,002,690
Richland County Hospital Facilities, Medcentral Health System,
6.13%, 11/15/16 (Prerefunded 11/15/10 @ 101) à	670,000	712,887
6.38%, 11/15/30	335,000	340,839
6.38%, 11/15/30 (Prerefunded 11/15/10 @ 101) à	665,000	709,156
Toledo — Lucas County Port Authority, Crocker Park Public Improvement Project, 5.25%, 12/1/23	500,000	448,620

		3,214,192

Oregon — 2.0%
Revenue Bonds — 2.0%
City of Portland, Sewer System, Second Lien, Series B (NATL), 5.00%, 6/15/24	1,000,000	1,071,960
Gilliam County Waste Management (AMT), 5.25%, 7/1/29	500,000	461,705

		1,533,665

Pennsylvania — 4.8%
Revenue Bonds — 4.8%
Chartiers Valley Industrial and Commercial Development Authority, Friendship Village South, Series A, 5.75%, 8/15/20	1,000,000	990,460
Delaware County College Authority, Neumann College, 6.00%, 10/1/30	1,000,000	1,033,120
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care, 6.25%, 2/1/35	1,000,000	701,530
State Economic Development Financing Authority, Allegheny Energy Supply Company, 7.00%, 7/15/39	1,000,000	1,067,320

		3,792,430

Puerto Rico — 1.7%
Revenue Bond — 1.7%
Puerto Rico Electric Power Authority, Series UU (CIFG), 4.25%, 7/1/27	1,500,000	1,325,925

South Carolina — 6.0%
Revenue Bonds — 4.4%
Environmental Improvement, Georgetown County, International Paper, Series A (AMT), 5.55%, 12/1/29	650,000	582,094
State Educational Facilities Authority, Wofford College, Series A, 4.50%, 4/1/30	750,000	691,530
State Jobs Economic Development Authority, Hospital Facilities, Palmetto Health,
6.13%, 8/1/23, Series A	250,000	256,523
6.38%, 8/1/34, Series C (Prerefunded 8/1/13 @ 100) à	40,000	47,219
State Public Service Authority, Santee Cooper, Series A (NATL), 5.00%, 1/1/30	1,800,000	1,861,902

		3,439,268

General Obligation — 1.6%
State Infrastructure, 3.00%, 10/1/24	1,370,000	1,290,458

		4,729,726

South Dakota — 7.8%
Revenue Bonds — 7.8%
City of Deadwood, Sales Tax, Series B, 6.25%, 12/1/28	1,300,000	1,332,032
Sioux Falls Health Facilities, Dow Rummel Village Project, Series A (Prerefunded 11/15/12 @ 100), 6.63%, 11/15/23 à	620,000	718,940
State Economic Development Finance Authority, Pooled Loan Program, Davis Family (AMT), 6.00%, 4/1/29	1,000,000	1,018,970
State Economic Development Finance Authority, Pooled Loan Program, McEleeg (AMT), 5.95%, 4/1/24	2,000,000	2,049,760
State Health & Educational Facilities Authority, Vocational Education Program (AGTY), 5.50%, 8/1/38	1,000,000	1,036,180

		6,155,882

Tennessee — 5.3%
Revenue Bonds — 2.4%
Johnson City Health and Education Facilities, Mountain States Health (Prerefunded 7/1/12 @ 103), 7.50%, 7/1/33 à	1,000,000	1,135,400
American Municipal Income Portfolio     2009 Quarterly Report

Schedule of Investments (unaudited)
American Municipal Income Portfolio (XAA)

	PAR/	FAIR
DESCRIPTION	SHARES	VALUE ¶

Shelby County Health, Education and Housing Facilities, Methodist Healthcare (Prerefunded 9/1/12 @ 100),
6.50%, 9/1/21 à	$240,000	$275,458
6.50%, 9/1/21 à	410,000	470,573

		1,881,431

General Obligation — 2.9%
Shelby County, 5.00%, 4/1/20	2,000,000	2,311,720

		4,193,151

Texas — 17.4%
Revenue Bonds — 9.8%
Abilene Health Facilities Development, Sears Methodist Retirement, Series A, 5.88%, 11/15/18	1,150,000	1,096,629
Houston Health Facilities Development, Retirement Facility, Buckingham Senior Living (Prerefunded 2/15/14 @ 101), Series A, 7.00%, 2/15/26 à	1,500,000	1,833,420
North Texas Tollway Authority, Series E-3 (Mandatory Put 1/1/16 @ 100), 5.75%, 1/1/38	500,000	540,665
Tarrant County Cultural Education, Hendrick Medical Center Project, Series B (AGTY), 5.25%, 9/1/26	1,250,000	1,278,637
Tarrant County Cultural Education, Northwest Senior Housing, Edgemere Project, Series A, 6.00%, 11/15/26	600,000	551,538
Tarrant County Cultural Education, Senior Living Center Project, Series A, 8.25%, 11/15/44	1,000,000	965,650
Travis County Health Facilities Development Authority, Retirement Facility, Querencia Barton Creek Project,
5.50%, 11/15/25	200,000	172,292
5.65%, 11/15/35	1,600,000	1,256,096

		7,694,927

General Obligations — 7.6%
Grand Prairie Independent School District (PSFG), 5.85%, 2/15/26	40,000	41,491
Humble Independent School District, Series A (AGTY), 5.25%, 2/15/22	1,000,000	1,106,790
Plano Independent School District, Series A, 5.25%, 2/15/34	3,500,000	3,700,410
Round Rock Independent School District, 5.00%, 8/1/27	1,000,000	1,067,310

		5,916,001

		13,610,928

Washington — 3.8%
Revenue Bonds — 3.8%
Skagit County Public Hospital District, 6.00%, 12/1/23	900,000	900,000
State Health Care Facilities Authority, Central Washington Health Services, 6.25%, 7/1/24	2,000,000	2,089,260

		2,989,260

Wyoming — 1.1%
Revenue Bond — 1.1%
Sweetwater County Solid Waste Disposal — FMC Corporation Project (AMT), 5.60%, 12/1/35	1,000,000	896,970

Total Municipal Long-Term Investments (Cost: $117,613,035)		117,708,906

Short-Term Investment — 3.9%

First American Tax Free Obligations Fund, Class Z, 0.01% x (Cost: $3,064,356)	3,064,356	3,064,356

Total Investments ▲ — 154.0% (Cost: $120,677,391)		120,773,262

Preferred Shares at Liquidation Value — (55.5)%		$(43,500,000)

Other Assets and Liabilities, Net — 1.5%		1,168,972

Total Net Assets — 100.0%		$78,442,234

American Municipal Income Portfolio      2009 Quarterly Report

Schedule of Investments (unaudited)
American Municipal Income Portfolio (XAA)

¶	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end funds are valued at their respective net asset values on the valuation date. The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts, swaps, and over-the-counter options on securities and indices, are valued at the quotations received from an independent pricing service, if available. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As of November 30, 2009, the fund held no internally fair valued securities.

à	Prerefunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

¥	Illiquid Security — A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of November 30, 2009, the fair value of this investment was $313,856 or 0.4% of total net assets.

«	Security purchased on a when-issued basis. On November 30, 2009, the total cost of investments purchased on a when-issued basis was $494,420 or 0.6% of total net assets.

x	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund. The rate quoted is the annualized seven-day effective yield as of November 30, 2009.

▲	On November 30, 2009, the cost of investments for federal income tax purposes was approximately $120,677,391. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$4,778,490
Gross unrealized depreciation	(4,682,619)

Net unrealized appreciation	$95,871

ACA-ACA Financial Guaranty Corporation
AGTY-Assured Guaranty
AMBAC-American Municipal Bond Assurance Corporation
AMT-Alternative Minimum Tax. As of November 30, 2009, the aggregate fair value of securities subject to the AMT was $15,353,200, which represents 19.6% of total net assets applicable to common shares.
CIFG-CDC IXIS Financial Guaranty
CMI-California Mortgage Insurance Program
FGIC-Financial Guaranty Insurance Corporation
FHA-Federal Housing Administration
FMHA-Farmers Home Administration
FNMA-Federal National Mortgage Association
FSA-Financial Security Assurance
GNMA-Government National Mortgage Association
NATL-National Public Finance Guarantee Corporation
PSFG-Permanent School Fund Guaranteed
VA-Veterans Administration
American Municipal Income Portfolio      2009 Quarterly Report

Schedule of Investments (unaudited)
American Municipal Income Portfolio (XAA)
Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	—	Quoted prices in active markets for identical securities.

Level 2	—	Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3	—	Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
     The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of November 30, 2009, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Investments in Securities
Municipal Long-Term Investments	$—	$117,708,906	$—	$117,708,906
Short-Term Investments	3,064,356	—	—	3,064,356

Total Investments	$3,064,356	$117,708,906	$—	$120,773,262

American Municipal Income Portfolio      2009 Quarterly Report

Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Municipal Income Portfolio Inc.
By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: January 26, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: January 26, 2010

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer
Date: January 26, 2010